REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE
2. REVENUE
FET and its subsidiaries account for revenue from contracts with customers under ASC 606, Revenue from Contracts with Customers. Revenue from leases, financial instruments, other contractual rights or obligations and other revenues that are not from contracts with customers are outside the scope of the standard and accounted for under other existing GAAP.

The following table represents a disaggregation of revenue from contracts with regulated transmission customers for the three and nine months ended September 30, 2025 and 2024, by transmission owner:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Revenues from Contracts with Customers by Transmission Asset Owner	2025	2024	2025	2024
	(In millions)
ATSI	$273	$263	$792	$767
TrAIL	66	67	197	205
MAIT	121	117	365	331
PATH	—	—	—	(2)

Total Revenue from Contracts with Customers	460	447	1,354	1,301

Other revenue unrelated to contracts with customers	4	4	13	13

Total revenues	$464	$451	$1,367	$1,314

2. REVENUE
FET and its subsidiaries account for revenue from contracts with customers under ASC 606, Revenue from Contracts with Customers. Revenue from leases, financial instruments, other contractual rights or obligations and other revenues that are not from contracts with customers are outside the scope of the standard and accounted for under other existing GAAP.
FET and its subsidiaries have elected the optional invoice practical expedient for most revenues and utilize the optional short-term contract exemption for transmission revenues due to the annual establishment of revenue requirements, which eliminates the need to provide certain revenue disclosures regarding unsatisfied performance obligations.
Through the FET Subsidiaries, FET owns high-voltage transmission facilities in PJM to transmit electricity from generation sources to distribution facilities. the FET Subsidiaries transmission revenue is primarily derived from the forward-looking formula transmission rates. Revenue requirements under forward-looking formula rates for the FET Subsidiaries are updated annually based on a projected rate base and projected costs, which is subject to an annual true-up
based on rate base and actual costs. Revenues and cash receipts for the stand-ready obligation of providing transmission service are recognized ratably over time.
The following table represents a disaggregation of revenue from contracts with regulated transmission customers for the years ended December 31, 2024, 2023 and 2022, by transmission owner:

Revenues from Contracts with Customers by Transmission Asset Owner	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	(In millions)
ATSI	$980	$964	$908
TrAIL	270	275	275
MAIT	436	395	340
PATH	(2)	2	1

Total Revenue from Contracts with Customers (1)	1,684	1,636	1,524
Other revenue unrelated to contracts with customers	17	16	14

Total revenues	$1,701	$1,652	$1,538

(1)	Includes $(3) million in reductions to revenue related to amounts subject to refund resulting from the Tax Act for the year ended December 31, 2022 and none in 2023 and 2024.